UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21795

Name of Fund: Merrill Lynch Global Equity Opportunities Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Equity Opportunities Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%     Beverages - 0.0%                         19,300  Coca-Cola Amatil Ltd.                           $     101,309
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.2%                   12,400  Macquarie Bank Ltd.                                   587,707
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.5%                   20,000  BHP Billiton Ltd.                                     425,604
                                                              13,200  Newcrest Mining Ltd.                                  193,807
                                                               6,300  Rio Tinto Ltd.                                        358,988
                                                              18,300  Zinifex Ltd.                                          147,946
                                                                                                                      -------------
                                                                                                                          1,126,345
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                     3,800  Woodside Petroleum Ltd.                               124,602
                     Fuels - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%           43,600  Great Southern Plantations Ltd.                        80,520
                     --------------------------------------------------------------------------------------------------------------
                     Transportation                           48,700  Macquarie Airports                                    114,942
                     Infrastructure - 0.4%                   273,500  Macquarie Infrastructure Group                        570,067
                                                              91,167  Sydney Roads Group (a)                                 71,957
                                                              58,400  Transurban Group                                      316,844
                                                                                                                      -------------
                                                                                                                          1,073,810
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                    3,094,293
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%       Leisure Equipment &                      21,394  AGFA-Gevaert NV                                       495,802
                     Products - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Belgium                        495,802
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.3%        Chemicals - 0.0%                         14,500  Braskem SA                                             75,351
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                   2,300  Uniao de Bancos Brasileiros SA (b)                    159,551
                     --------------------------------------------------------------------------------------------------------------
                     Construction &                           16,200  Obrascon Huarte Lain Brasil SA (a)                    193,625
                     Engineering - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                 3,900  Cia Energetica de Minas Gerais (b)                    170,079
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.0%       4,163,000  Cia Brasileira de Distribuicao Grupo Pao de
                                                                      Acucar                                                124,440
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                      4,400  Cosan SA Industria e Comercio (a)                     284,801
                     --------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                       29,400  Datasul (a)                                           229,846
                     --------------------------------------------------------------------------------------------------------------
                     Internet & Catalog                        6,000  Submarino SA                                          112,991
                     Retail - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &                       7,500  Localiza Rent A Car SA                                156,415
                     Products - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.2%                   14,200  Companhia Vale do Rio Doce (Preference 'A'
                                                                      Shares) (b)                                           282,580
                                                               8,100  Usinas Siderurgicas de Minas Gerais SA
                                                                      (Preference 'A' Shares)                               279,375
                                                                                                                      -------------
                                                                                                                            561,955
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                    13,600  Petroleo Brasileiro SA (b)                          1,126,624
                     Fuels - 1.3%                             22,900  Petroleo Brasileiro SA (b)                          2,104,052
                                                                                                                      -------------
                                                                                                                          3,230,676
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                        3,700  All America Latina Logistica SA                       251,488
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.0%                           9,600  Totvs SA (a)                                          140,347
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Water Utilities - 0.0%                   17,000  Companhia de Saneamento de Minas Gerais         $     136,031
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication               66,500  Vivo Participacoes SA (b)                             167,580
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Brazil                       5,995,176
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.2%        Insurance - 0.0%                            300  Sun Life Financial, Inc.                               11,484
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.9%                   56,900  Alamos Gold, Inc. (a)                                 468,188
                                                                 300  Alcan, Inc.                                            13,728
                                                               7,497  Barrick Gold Corp.                                    230,908
                                                             183,900  Bema Gold Corp. (a)                                 1,049,463
                                                              35,700  Kinross Gold Corp. (a)                                413,049
                                                                                                                      -------------
                                                                                                                          2,175,336
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.3%                       14,500  Canadian Pacific Railway Ltd.                         692,767
                                                               3,500  Canadian Pacific Railway Ltd.                         167,545
                                                                                                                      -------------
                                                                                                                            860,312
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                       3,047,132
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.0%         Electric Utilities - 0.0%                 8,900  Enersis SA (b)                                        105,198
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Chile                          105,198
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.8%         Automobiles - 0.0%                      161,500  Denway Motors Ltd.                                     51,954
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.1%             398,000  Shanghai Electric Group Corp.                         148,522
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                    118,000  Chaoda Modern Agriculture Holdings Ltd.                63,774
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%         136,200  Beijing Enterprises Holdings Ltd.                     215,221
                                                              77,700  Shanghai Industrial Holdings Ltd.                     151,376
                                                                                                                      -------------
                                                                                                                            366,597
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                          2,100  China Life Insurance Co. Ltd. (b)                     141,855
                                                              32,200  Ping An Insurance Group Co. of China Ltd. (a)         107,730
                                                                                                                      -------------
                                                                                                                            249,585
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                   124,200  China Shenhua Energy Co. Ltd. Class H                 223,428
                     Fuels - 0.3%                            615,000  Yanzhou Coal Mining Co. Ltd.                          432,884
                                                                                                                      -------------
                                                                                                                            656,312
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.2%                    1,613,500  Guangshen Railway Co. Ltd.                            647,788
                     --------------------------------------------------------------------------------------------------------------
                     Transportation                           93,400  Hainan Meilan International Airport Co., Ltd.          45,070
                     Infrastructure - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in China                        2,229,602
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.5%       Electric Utilities - 0.5%                45,039  Fortum Oyj                                          1,219,647
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                      1,219,647
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.3%        Automobiles - 0.7%                       11,728  Peugeot SA                                            614,979
                                                              10,114  Renault SA                                          1,104,188
                                                                                                                      -------------
                                                                                                                          1,719,167
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.0%                  13,646  BNP Paribas                                     $   1,326,968
                                                              30,481  Credit Agricole SA                                  1,224,126
                                                                                                                      -------------
                                                                                                                          2,551,094
                     --------------------------------------------------------------------------------------------------------------
                     Construction &                            7,792  Vinci SA                                              791,023
                     Engineering - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication            22,400  France Telecom SA                                     468,805
                     Services - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%                12,335  Electricite de France                                 634,844
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.4%          15,768  Carrefour SA                                          982,167
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                    20,395  Total SA                                            1,385,937
                     Fuels - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                       8,533,037
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.9%       Air Freight & Logistics - 0.2%           26,649  Deutsche Post AG                                      659,075
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.7%                         10,911  BASF AG                                               877,352
                                                              16,858  Bayer AG                                              829,766
                                                                                                                      -------------
                                                                                                                          1,707,118
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                   3,483  Deutsche Postbank AG                                  254,466
                     --------------------------------------------------------------------------------------------------------------
                     Construction &                           11,156  Hochtief AG                                           589,114
                     Engineering - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.5%          16,160  Siemens AG                                          1,301,486
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.4%                          6,991  Allianz AG Registered Shares                        1,097,170
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.4%                   27,841  ThyssenKrupp AG                                       973,499
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.4%                   10,804  RWE AG                                                948,164
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                      7,530,092
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.4%     Commercial Banks - 0.2%                  30,200  HSBC Holdings Plc Hong Kong Registered                544,445
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%               135,600  Cheung Kong Infrastructure Holdings Ltd.              421,392
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.4%         104,300  Hutchison Whampoa Ltd.                                951,568
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                 49,200  Cheung Kong Holdings Ltd.                             533,072
                     Development - 0.6%                       59,900  Sun Hung Kai Properties Ltd.                          629,735
                                                             123,500  Wharf Holdings Ltd.                                   458,482
                                                                                                                      -------------
                                                                                                                          1,621,289
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hong Kong                    3,538,694
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.3%       Oil, Gas & Consumable                     5,675  Mol Magyar Olaj- es Gazipari Rt.                      628,493
                     Fuels - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hungary                        628,493
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.3%         Automobiles - 0.2%                        6,300  Bajaj Auto Ltd.                                       333,159
                                                               6,000  Tata Motors Ltd.                                       95,625
                                                                                                                      -------------
                                                                                                                            428,784
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                  30,800  Karnataka Bank Ltd.                             $      62,910
                                                              15,600  State Bank of India Ltd.                              271,476
                                                                                                                      -------------
                                                                                                                            334,386
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%           152,600  Gujarat Ambuja Cements Ltd.                           342,498
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                     4,100  Reliance Capital Ltd.                                  36,835
                     Services - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                 6,150  Reliance Energy Ltd.                                   59,803
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.0%                     82,000  Reliance Natural Resources Ltd. (a)                    36,104
                     --------------------------------------------------------------------------------------------------------------
                     IT Services - 0.2%                       16,900  Infosys Technologies Ltd.                             600,919
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                     8,300  Hindustan Petroleum Corp.                              40,101
                     Fuels - 0.9%                            112,400  Reliance Industries Ltd.                            2,362,911
                                                                                                                      -------------
                                                                                                                          2,403,012
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                    6,150  Wockhardt Ltd.                                         45,253
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                        7,700  Container Corp. of India                              274,792
                     --------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage                       22,700  Housing Development Finance Corp.                     574,033
                     Finance - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication              140,500  Reliance Communication Ventures Ltd. (a)              794,386
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in India                        5,930,805
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%       Commercial Banks - 0.5%                  51,605  Allied Irish Banks Plc                              1,246,644
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Ireland                      1,246,644
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%        Communications Equipment - 0.2%          58,300  ECI Telecom Ltd. (a)(b)                               390,610
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                    8,152  Teva Pharmaceutical Industries Ltd. (b)               269,668
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.0%                           4,251  Ectel Ltd. (a)(b)                                      18,236
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Israel                         678,514
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.0%         Commercial Banks - 0.7%                  77,359  Capitalia SpA                                         648,599
                                                             147,490  UniCredito Italiano SpA                             1,134,017
                                                                                                                      -------------
                                                                                                                          1,782,616
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication           358,212  Telecom Italia SpA (RNC)                              863,519
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.4%               100,122  Enel SpA                                              882,892
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                    52,580  ENI SpA                                             1,611,064
                     Fuels - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                        5,140,091
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 12.7%        Auto Components - 0.1%                    9,600  Toyota Industries Corp.                               389,252
                     --------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.7%                        7,400  Honda Motor Co., Ltd.                                 244,436
                                                              61,200  Suzuki Motor Corp.                                  1,500,118
                                                                                                                      -------------
                                                                                                                          1,744,554
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Beverages - 0.6%                             39  Coca-Cola Central Japan Co., Ltd.               $     338,078
                                                              34,275  Coca-Cola West Holdings Co., Ltd.                     639,465
                                                              15,000  Hokkaido Coca-Cola Bottling Co., Ltd.                  96,998
                                                              39,500  Mikuni Coca-Cola Bottling Co., Ltd.                   411,793
                                                                                                                      -------------
                                                                                                                          1,486,334
                     --------------------------------------------------------------------------------------------------------------
                     Building Products - 0.1%                 29,200  Asahi Glass Co., Ltd.                                 374,840
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.2%                   35,300  Nomura Holdings, Inc.                                 627,741
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.6%                         13,500  Shin-Etsu Chemical Co., Ltd.                          783,327
                                                              96,900  Sumitomo Chemical Co., Ltd.                           767,173
                                                                                                                      -------------
                                                                                                                          1,550,500
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.5%                  71,000  The Bank of Fukuoka Ltd.                              529,855
                                                              54,000  The Bank of Kyoto Ltd.                                558,710
                                                              52,300  The Bank of Yokohama Ltd.                             420,009
                                                                  40  Mitsubishi UFJ Financial Group, Inc.                  566,260
                                                              71,400  Shinsei Bank Ltd.                                     446,114
                                                                 115  Sumitomo Mitsui Financial Group, Inc.               1,226,024
                                                                                                                      -------------
                                                                                                                          3,746,972
                     --------------------------------------------------------------------------------------------------------------
                     Construction &                           45,377  JGC Corp.                                             753,408
                     Engineering - 0.6%                       32,000  Kinden Corp.                                          248,036
                                                             101,000  Okumura Corp.                                         526,910
                                                                                                                      -------------
                                                                                                                          1,528,354
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.2%                  12,600  Credit Saison Co., Ltd.                               547,228
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                    43,000  RHJ International (a)                                 879,085
                     Services - 0.7%                          41,200  RHJ International (a)(b)(f)                           842,286
                                                                                                                      -------------
                                                                                                                          1,721,371
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                 8,500  Chubu Electric Power Co., Inc.                        206,493
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                   10,000  Murata Manufacturing Co., Ltd.                        662,385
                     Instruments - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.4%           4,200  Ministop Co., Ltd.                                     78,726
                                                              28,500  Seven & I Holdings Co. Ltd.                           996,198
                                                                                                                      -------------
                                                                                                                          1,074,924
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                     40,100  Ajinomoto Co., Inc.                                   452,038
                                                               5,200  House Foods Corp.                                      78,112
                                                                                                                      -------------
                                                                                                                            530,150
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.3%                    173,000  Tokyo Gas Co., Ltd.                                   861,712
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                 3,700  Rinnai Corp.                                           92,148
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Household Products - 0.1%                15,750  Rohto Pharmaceutical Co., Ltd.                  $     148,506
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 2.8%                        206,200  Aioi Insurance Co., Ltd.                            1,609,093
                                                                 120  Millea Holdings, Inc.                               2,327,959
                                                             169,030  Mitsui Sumitomo Insurance Co., Ltd.                 1,994,062
                                                             155,000  Nipponkoa Insurance Co., Ltd.                       1,284,048
                                                                                                                      -------------
                                                                                                                          7,215,162
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.4%                          2,200  Fanuc Ltd.                                            183,790
                                                              78,800  Kubota Corp.                                          725,785
                                                                                                                      -------------
                                                                                                                            909,575
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.3%                             34,300  Toho Co., Ltd.                                        717,862
                     --------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.3%                17,700  Canon, Inc.                                           852,248
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.8%                   17,700  Shionogi & Co., Ltd.                                  336,414
                                                              23,500  Takeda Pharmaceutical Co., Ltd.                     1,519,640
                                                              22,100  Tanabe Seiyaku Co., Ltd.                              290,457
                                                                                                                      -------------
                                                                                                                          2,146,511
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                     47  NTT Urban Development Co.                             354,856
                     Development - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.2%                           75  East Japan Railway Co.                                559,051
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.2%                              130  Japan Tobacco, Inc.                                   498,711
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies &                      44,500  Mitsubishi Corp.                                      913,838
                     Distributors - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                  810  NTT DoCoMo, Inc.                                    1,182,068
                     Services - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Japan                       32,643,346
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.7%      Diversified Telecommunication            28,400  Telekom Malaysia Bhd                                   70,272
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%               187,200  Tenaga Nasional Bhd                                   468,320
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                    131,800  IOI Corp. Bhd                                         587,379
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers              11,700  Malakoff Bhd                                           30,869
                     & Energy Traders - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                           29,000  British American Tobacco Malaysia Bhd                 334,997
                     --------------------------------------------------------------------------------------------------------------
                     Transportation                           83,900  PLUS Expressways Bhd                                   61,706
                     Infrastructure - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication               52,800  Maxis Communications Bhd                              124,872
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Malaysia                     1,678,415
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%        Beverages - 0.1%                          4,400  Fomento Economico Mexicano, SA de CV (b)              386,320
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                             25,000  Grupo Televisa, SA (b)                                463,000
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Mexico                         849,320
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.5%   Diversified Financial                    41,049  ING Groep NV CVA                                $   1,664,779
                     Services - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.1%                   10,501  Ispat International NV                                356,461
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                    49,636  Royal Dutch Shell Plc Class B                       1,826,597
                     Fuels - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands              3,847,837
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%   Diversified Telecommunication            32,300  Telecom Corp. of New Zealand Ltd.                      81,251
                     Services - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                26,900  Contact Energy Ltd.                                   117,091
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in New Zealand                    198,342
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%        Oil, Gas & Consumable                    33,367  Statoil ASA                                           987,373
                     Fuels - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                         987,373
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.0%     Commercial Banks - 0.1%                  80,000  Oversea-Chinese Banking Corp.                         322,253
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication           692,100  Singapore Telecommunications Ltd.                   1,137,109
                     Services - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                 223,500  Parkway Holdings Ltd.                                 362,954
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.8%         270,500  Fraser and Neave Ltd.                                 693,238
                                                             134,200  Keppel Corp. Ltd.                                   1,302,499
                                                                                                                      -------------
                                                                                                                          1,995,737
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                259,600  CapitaLand Ltd.                                       675,184
                     Development - 0.4%                      154,300  Keppel Land Ltd.                                      383,694
                                                                                                                      -------------
                                                                                                                          1,058,878
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication              310,100  MobileOne Ltd.                                        405,231
                     Services - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Singapore                    5,282,162
-----------------------------------------------------------------------------------------------------------------------------------
South                Metals & Mining - 0.1%                   14,900  Gold Fields Ltd. (b)                                  310,665
Africa - 0.2%        --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                     5,100  Sasol Ltd.                                            183,860
                     Fuels - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in South Africa                   494,525
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.2%   Commercial Banks - 0.1%                  12,900  Pusan Bank                                            169,399
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication            58,200  KT Corp. (b)                                        1,255,374
                     Services - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%                16,100  Korea Electric Power Corp.                            603,097
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.1%               7,000  LS Cable Ltd.                                         246,835
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                      3,800  CJ Corp.                                              385,686
                                                                 400  Nong Shim Co., Ltd.                                    95,427
                                                                                                                      -------------
                                                                                                                            481,113
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.5%                    3,100  POSCO                                                 755,781
                                                               9,400  POSCO (b)                                             580,356
                                                                                                                      -------------
                                                                                                                          1,336,137
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.0%                   3,100  Lotte Shopping Co. (a)(b)(f)                           53,196
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                4,200  Cheil Industries, Inc.                          $     154,253
                     Goods - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.4%                           18,100  KT&G Corp.                                          1,090,886
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                  900  SK Telecom Co., Ltd.                                  186,931
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in South Korea                  5,577,221
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.4%         Commercial Banks - 0.4%                  43,768  Banco Bilbao Vizcaya Argentaria SA                    929,416
                     --------------------------------------------------------------------------------------------------------------
                     Transportation                            6,000  Cintra Concesiones de Infraestructuras de
                     Infrastructure - 0.0%                            Transporte SA                                          76,186
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                        1,005,602
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.9%        Commercial Banks - 0.3%                  31,059  Svenska Handelsbanken Class A                         785,062
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                    55,412  Investor AB                                         1,013,052
                     Services - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication           106,187  TeliaSonera AB                                        594,164
                     Services - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                       2,392,278
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.8%   Capital Markets - 0.6%                   28,938  Credit Suisse Group                                 1,620,396
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.2%                          8,133  Swiss Reinsurance Registered Shares                   584,538
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Switzerland                  2,204,934
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.0%        Commercial Banks - 0.1%                  79,000  Chinatrust Financial Holding Co.                       61,515
                                                             226,000  SinoPac Financial Holdings Co., Ltd.                  110,074
                                                             186,400  Taishin Financial Holdings Co., Ltd.                  102,455
                                                                                                                      -------------
                                                                                                                            274,044
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                   285,200  Fubon Financial Holding Co. Ltd.                      225,561
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication            95,000  Chunghwa Telecom Co. Ltd.                             174,927
                     Services - 0.4%                          46,700  Chunghwa Telecom Co. Ltd. (b)                         867,219
                                                                                                                      -------------
                                                                                                                          1,042,146
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                  222,045  Delta Electronics, Inc.                               598,711
                     Instruments - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.2%                        183,200  Cathay Financial Holding Co., Ltd.                    391,596
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                         96,000  Yungtay Engineering Co., Ltd.                          49,689
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Taiwan                       2,581,747
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.7%      Commercial Banks - 0.3%                 460,000  Siam Commercial Bank PCL Foreign Shares               698,996
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%            41,400  Siam Cement PCL Foreign Shares                        247,262
                                                               7,600  Siam City Cement PCL Foreign Shares                    43,383
                                                                                                                      -------------
                                                                                                                            290,645
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                  123,100  Hana Microelectronics PCL                              79,377
                     Instruments - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                     38,800  Thai Union Frozen Products PCL Foreign Shares          24,609
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%               446,100  Land and Houses PCL Foreign Shares                     87,829
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                   107,900  PTT Exploration & Production PCL                      333,623
                     Fuels - 0.3%                             61,800  PTT PCL                                               385,433
                                                                                                                      -------------
                                                                                                                            719,056
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
Country              Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Transportation                           58,400  Bangkok Expressway PCL Foreign Shares           $      32,410
                     Infrastructure - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Thailand                     1,932,922
-----------------------------------------------------------------------------------------------------------------------------------
United               Aerospace & Defense - 0.3%              109,934  BAE Systems Plc                                       733,270
Kingdom - 5.3%       --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.0%                            600  Diageo Plc (b)                                         42,192
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.3%                   26,775  KKR Private Equity Investors LP (f)                   629,213
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 2.2%                 137,377  Barclays Plc                                        1,610,768
                                                              99,560  HBOS Plc                                            1,811,449
                                                              67,231  HSBC Holdings Plc                                   1,218,844
                                                              28,222  Royal Bank of Scotland Group Plc                      917,900
                                                                                                                      -------------
                                                                                                                          5,558,961
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                    82,720  Guinness Peat Group Plc                               134,133
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                      8,800  Cadbury Schweppes Plc (b)                             345,488
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.7%                         89,969  Aviva Plc                                           1,206,082
                                                              64,063  Prudential Plc                                        672,805
                                                                                                                      -------------
                                                                                                                          1,878,887
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                             11,750  NTL, Inc.                                             268,487
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                    91,310  BP Plc                                              1,099,607
                     Fuels - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.2%                 110,348  Kesa Electricals Plc                                  636,623
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication              846,893  Vodafone Group Plc                                  1,838,150
                     Services - 0.9%                          22,050  Vodafone Group Plc (a)(b)                             478,044
                                                                                                                      -------------
                                                                                                                          2,316,194
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom          13,643,055
-----------------------------------------------------------------------------------------------------------------------------------
United               Aerospace & Defense - 0.1%                  200  Boeing Co.                                             15,484
States - 37.7%                                                 2,000  General Dynamics Corp.                                134,040
                                                                                                                      -------------
                                                                                                                            149,524
                     --------------------------------------------------------------------------------------------------------------
                     Air Freight & Logistics - 0.1%            1,600  FedEx Corp.                                           167,536
                     --------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                             400  AMR Corp. (a)                                           8,800
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.5%                         16,400  The Coca-Cola Co.                                     729,800
                                                              11,600  Constellation Brands, Inc. Class A (a)                283,736
                                                               4,400  Molson Coors Brewing Co. Class B                      314,380
                                                                                                                      -------------
                                                                                                                          1,327,916
                     --------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.0%                      1,200  Amgen, Inc. (a)                                        83,688
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.8%                      300  Ameriprise Financial, Inc.                             13,380
                                                              10,700  The Bank of New York Co., Inc.                        359,627
                                                                 100  The Bear Stearns Cos., Inc.                            14,187

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 100  Goldman Sachs Group, Inc.                       $      15,275
                                                              20,800  Knight Capital Group, Inc. Class A (a)                344,032
                                                               1,500  Lehman Brothers Holdings, Inc.                         97,425
                                                               1,000  Mellon Financial Corp.                                 35,000
                                                              17,400  Morgan Stanley                                      1,157,100
                                                                                                                      -------------
                                                                                                                          2,036,026
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.1%                          6,800  E.I. du Pont de Nemours & Co.                         269,688
                                                               2,559  Tronox, Inc. Class B                                   33,650
                                                                                                                      -------------
                                                                                                                            303,338
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.5%                   9,100  Fifth Third Bancorp                                   347,074
                                                               1,200  Santander BanCorp                                      27,036
                                                               5,400  Wachovia Corp.                                        289,602
                                                               9,700  Wells Fargo & Co.                                     701,698
                                                                                                                      -------------
                                                                                                                          1,365,410
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services &                       400  Waste Management, Inc.                                 13,752
                     Supplies - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 1.8%          51,500  3Com Corp. (a)                                        244,110
                                                             146,800  Cisco Systems, Inc. (a)                             2,620,380
                                                               3,400  Comverse Technology, Inc. (a)                          65,892
                                                               7,400  Corning, Inc. (a)                                     141,118
                                                              14,600  Extreme Networks, Inc. (a)                             55,626
                                                              58,300  JDS Uniphase Corp. (a)                                124,179
                                                              58,100  Motorola, Inc.                                      1,322,356
                                                               4,500  Tellabs, Inc. (a)                                      42,300
                                                                                                                      -------------
                                                                                                                          4,615,961
                     --------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 1.0%           14,300  Hewlett-Packard Co.                                   456,313
                                                              14,800  International Business Machines Corp.               1,145,668
                                                               9,600  Lexmark International, Inc. Class A (a)               518,880
                                                                 400  Seagate Technology                                      9,280
                                                             131,500  Sun Microsystems, Inc. (a)                            572,025
                                                                                                                      -------------
                                                                                                                          2,702,166
                     --------------------------------------------------------------------------------------------------------------
                     Construction &                            2,700  Chicago Bridge & Iron Co. NV                           65,502
                     Engineering - 0.6%                       37,600  Foster Wheeler Ltd. (a)                             1,434,064
                                                                                                                      -------------
                                                                                                                          1,499,566
                     --------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.2%            14,300  Crown Holdings, Inc. (a)                              238,238
                                                              18,800  Smurfit-Stone Container Corp. (a)                     190,256
                                                                                                                      -------------
                                                                                                                            428,494
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Diversified Consumer                     14,900  Career Education Corp. (a)                      $     424,054
                     Services - 0.4%                          40,800  Corinthian Colleges, Inc. (a)                         547,536
                                                                                                                      -------------
                                                                                                                            971,590
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                    20,050  Bank of America Corp.                               1,033,177
                     Services - 1.2%                             200  CIT Group, Inc.                                         9,182
                                                              35,500  Citigroup, Inc.                                     1,715,005
                                                               4,700  JPMorgan Chase & Co.                                  214,414
                                                                 400  Leucadia National Corp.                                11,012
                                                                                                                      -------------
                                                                                                                          2,982,790
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication            21,400  AT&T, Inc.                                            641,786
                     Services - 1.2%                           6,800  BellSouth Corp.                                       266,356
                                                               9,700  Cincinnati Bell, Inc. (a)                              38,897
                                                               1,235  Embarq Corp.                                           55,884
                                                              16,500  General Communication, Inc. Class A (a)               196,845
                                                               1,900  Qwest Communications International, Inc. (a)           15,181
                                                              52,200  Verizon Communications, Inc.                        1,765,404
                                                              10,792  Windstream Corp.                                      135,222
                                                                                                                      -------------
                                                                                                                          3,115,575
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.4%                15,800  Mirant Corp. (a)                                      419,806
                                                              14,300  PPL Corp.                                             486,486
                                                                                                                      -------------
                                                                                                                            906,292
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.0%                 200  Rockwell Automation, Inc.                              12,396
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment &                        1,900  Baker Hughes, Inc.                                    151,905
                     Services - 1.9%                           6,800  ENSCO International, Inc.                             314,296
                                                              15,000  GlobalSantaFe Corp.                                   823,950
                                                              11,300  Halliburton Co.                                       376,968
                                                              16,900  Key Energy Services, Inc. (a)                         249,275
                                                               5,400  Maverick Tube Corp. (a)                               344,466
                                                               4,525  National Oilwell Varco, Inc. (a)                      303,356
                                                               5,675  Noble Corp.                                           407,181
                                                               8,100  Rowan Cos., Inc.                                      274,347
                                                              15,700  Schlumberger Ltd.                                   1,049,545
                                                               3,100  Tidewater, Inc.                                       147,901
                                                               2,600  Transocean, Inc. (a)                                  200,798
                                                               5,675  Weatherford International Ltd. (a)                    265,817
                                                                                                                      -------------
                                                                                                                          4,909,805
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.4%           9,100  CVS Corp.                                       $     297,752
                                                               5,791  SUPERVALU Inc.                                        156,994
                                                              13,600  Senomyx, Inc. (a)                                     190,536
                                                               4,700  Wal-Mart Stores, Inc.                                 209,150
                                                               4,700  Walgreen Co.                                          219,866
                                                                                                                      -------------
                                                                                                                          1,074,298
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.3%                        300  Archer Daniels Midland Co.                             13,200
                                                              14,300  ConAgra Foods, Inc.                                   307,450
                                                               4,700  Ralcorp Holdings, Inc. (a)                            195,896
                                                              11,600  Sara Lee Corp.                                        196,040
                                                                                                                      -------------
                                                                                                                            712,586
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                   8,600  Bausch & Lomb, Inc.                                   406,780
                     Supplies - 0.3%                           5,600  Baxter International, Inc.                            235,200
                                                              11,400  Boston Scientific Corp. (a)                           193,914
                                                                                                                      -------------
                                                                                                                            835,894
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                  13,450  Aetna, Inc.                                           423,541
                     Services - 1.5%                           3,600  AmerisourceBergen Corp.                               154,800
                                                                 200  Cardinal Health, Inc.                                  13,400
                                                               2,075  Cigna Corp.                                           189,344
                                                               9,100  HCA, Inc.                                             447,356
                                                               2,200  Health Management Associates, Inc. Class A             44,726
                                                              36,000  HealthSouth Corp. (a)                                 142,200
                                                               6,470  Humana, Inc. (a)                                      361,867
                                                               7,150  Manor Care, Inc.                                      357,858
                                                               5,900  Medco Health Solutions, Inc. (a)                      350,047
                                                              26,400  Tenet Healthcare Corp. (a)                            156,288
                                                               4,200  Triad Hospitals, Inc. (a)                             163,674
                                                              13,260  UnitedHealth Group, Inc.                              634,225
                                                               4,925  WellPoint, Inc. (a)                                   366,912
                                                                                                                      -------------
                                                                                                                          3,806,238
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants &                       300  Darden Restaurants, Inc.                               10,140
                     Leisure - 0.6%                           28,100  McDonald's Corp.                                      994,459
                                                               5,100  Panera Bread Co. Class A (a)                          266,781
                                                                 300  Starbucks Corp. (a)                                    10,278
                                                               2,800  Wendy's International, Inc.                           168,448
                                                                                                                      -------------
                                                                                                                          1,450,106
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Household Products - 0.1%                 6,200  The Procter & Gamble Co.                        $     348,440
                     --------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                          400  Accenture Ltd. Class A                                 11,704
                                                               4,700  Automatic Data Processing, Inc.                       205,672
                                                                                                                      -------------
                                                                                                                            217,376
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers              14,300  The AES Corp. (a)                                     283,998
                     & Energy Traders - 0.3%                  28,600  Dynegy, Inc. Class A (a)                              161,018
                                                               6,500  TXU Corp.                                             417,495
                                                                                                                      -------------
                                                                                                                            862,511
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 2.5%         119,200  General Electric Co. (j)                            3,896,648
                                                              36,300  McDermott International, Inc. (a)                   1,653,102
                                                                 100  Textron, Inc.                                           8,991
                                                              30,400  Tyco International Ltd.                               793,136
                                                                                                                      -------------
                                                                                                                          6,351,877
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 3.9%                         13,800  ACE Ltd.                                              711,114
                                                               8,000  The Allstate Corp.                                    454,560
                                                              56,100  American International Group, Inc.                  3,403,587
                                                               4,900  Assurant, Inc.                                        236,033
                                                               3,700  Bristol West Holdings, Inc.                            53,650
                                                                 300  Chubb Corp.                                            15,126
                                                               3,700  Darwin Professional Underwriters, Inc. (a)             69,005
                                                              26,000  Endurance Specialty Holdings Ltd.                     789,360
                                                               1,000  Everest Re Group Ltd.                                  94,610
                                                               4,200  Hartford Financial Services Group, Inc.               356,328
                                                              13,300  IPC Holdings, Ltd.                                    382,375
                                                                 200  Lincoln National Corp.                                 11,336
                                                               6,700  Marsh & McLennan Cos., Inc.                           181,101
                                                              15,300  Platinum Underwriters Holdings Ltd.                   432,837
                                                               1,900  Prudential Financial, Inc.                            149,416
                                                               6,700  RenaissanceRe Holdings Ltd.                           347,127
                                                              17,900  The St. Paul Travelers Cos., Inc.                     819,820
                                                                 300  W.R. Berkley Corp.                                     10,800
                                                              22,300  XL Capital Ltd. Class A                             1,420,510
                                                                                                                      -------------
                                                                                                                          9,938,695
                     --------------------------------------------------------------------------------------------------------------
                     Internet & Catalog                        3,725  Liberty Media Holding Corp. - Interactive (a)          61,351
                     Retail - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software &                      15,000  eBay, Inc. (a)                                        361,050
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &                       7,100  Mattel, Inc.                                    $     128,084
                     Products - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Life Sciences Tools &                     3,400  Waters Corp. (a)                                      138,312
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                            100  Cummins, Inc.                                          11,700
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.6%                              5,300  CBS Corp. Class B                                     145,379
                                                              20,500  Comcast Corp. Class A (a)                             704,790
                                                               1,900  Discovery Holding Co. (a)                              25,308
                                                               2,016  Liberty Global, Inc. (a)                               44,050
                                                               2,042  Liberty Global, Inc. Series C (a)                      43,250
                                                                 785  Liberty Media Holding Corp. - Capital (a)              64,064
                                                                 200  The McGraw-Hill Cos., Inc.                             11,260
                                                              12,700  Time Warner, Inc.                                     209,550
                                                               3,700  Tribune Co.                                           109,927
                                                               5,750  Viacom, Inc. Class B (a)                              200,387
                                                                 400  Walt Disney Co.                                        11,876
                                                                                                                      -------------
                                                                                                                          1,569,841
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.0%                   39,800  Alcoa, Inc.                                         1,192,010
                                                                 200  Allegheny Technologies, Inc.                           12,778
                                                               8,900  Freeport-McMoRan Copper & Gold, Inc. Class B          485,584
                                                               6,600  Inco Ltd. (a)                                         513,282
                                                               5,100  Newmont Mining Corp.                                  261,273
                                                                 200  Nucor Corp.                                            10,634
                                                               1,800  Southern Copper Corp.                                 173,700
                                                                                                                      -------------
                                                                                                                          2,649,261
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.0%                    6,500  CMS Energy Corp. (a)                                   91,065
                                                                 300  PG&E Corp.                                             12,504
                                                                                                                      -------------
                                                                                                                            103,569
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.0%                     200  JC Penney Co., Inc.                                    12,592
                                                                 300  Nordstrom, Inc.                                        10,290
                                                                 100  Sears Holdings Corp. (a)                               13,725
                                                                                                                      -------------
                                                                                                                             36,607
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                     2,000  Alon USA Energy, Inc.                                  76,660
                     Fuels - 6.0%                              7,400  Arch Coal, Inc.                                       280,756
                                                              16,900  Chevron Corp.                                       1,111,682
                                                              18,000  ConocoPhillips                                      1,235,520
                                                               3,700  Consol Energy, Inc.                                   152,292
                                                               4,925  Devon Energy Corp.                                    318,352

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             127,400  El Paso Corp.                                   $   2,038,400
                                                              67,100  Exxon Mobil Corp. (j)                               4,545,354
                                                               7,800  Foundation Coal Holdings, Inc.                        297,492
                                                               5,900  Hess Corp.                                            312,110
                                                               5,800  International Coal Group, Inc. (a)                     38,976
                                                              29,400  Kerr-McGee Corp.                                    2,063,880
                                                              11,900  Marathon Oil Corp.                                  1,078,616
                                                               2,000  Massey Energy Co.                                      53,440
                                                               7,600  Murphy Oil Corp.                                      391,096
                                                               4,200  Noble Energy, Inc.                                    212,562
                                                               6,800  Occidental Petroleum Corp.                            732,700
                                                               7,000  Pogo Producing Co.                                    309,890
                                                               5,400  Stone Energy Corp. (a)                                252,450
                                                               1,200  Williams Cos., Inc.                                    29,100
                                                                                                                      -------------
                                                                                                                         15,531,328
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.2%           14,900  International Paper Co.                               511,517
                     --------------------------------------------------------------------------------------------------------------
                     Personal Products - 0.1%                  7,800  Avon Products, Inc.                                   226,122
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 3.0%                   10,300  Abbott Laboratories                                   492,031
                                                               6,700  Andrx Corp. (a)                                       159,795
                                                              26,600  Bristol-Myers Squibb Co.                              637,602
                                                               7,100  Eli Lilly & Co.                                       403,067
                                                              34,300  Johnson & Johnson                                   2,145,465
                                                               1,000  King Pharmaceuticals, Inc. (a)                         17,020
                                                              23,300  Merck & Co., Inc.                                     938,291
                                                              59,200  Pfizer, Inc.                                        1,538,608
                                                              14,300  Schering-Plough Corp.                                 292,292
                                                              17,500  Valeant Pharmaceuticals International                 302,400
                                                               3,650  Watson Pharmaceuticals, Inc. (a)                       81,723
                                                              12,300  Wyeth                                                 596,181
                                                                                                                      -------------
                                                                                                                          7,604,475
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts             4,850  Aames Investment Corp.                                 23,474
                     (REITs) - 0.2%                           44,800  Friedman Billings Ramsey Group, Inc. Class A          411,264
                                                               3,400  Ventas, Inc.                                          121,482
                                                                                                                      -------------
                                                                                                                            556,220
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Road & Rail - 1.1%                       16,350  CSX Corp.                                       $     992,118
                                                              11,600  Norfolk Southern Corp.                                503,672
                                                              14,400  Union Pacific Corp.                                 1,224,000
                                                                                                                      -------------
                                                                                                                          2,719,790
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor              300  Advanced Micro Devices, Inc. (a)                        5,817
                     Equipment - 0.3%                          3,900  Agere Systems, Inc. (a)                                56,784
                                                              12,600  Cirrus Logic, Inc. (a)                                 87,822
                                                                 500  Freescale Semiconductor, Inc. Class B (a)              14,260
                                                              11,400  Genesis Microchip, Inc. (a)                           153,900
                                                              27,600  Intel Corp.                                           496,800
                                                                 800  Micron Technology, Inc. (a)                            12,472
                                                                 400  Nvidia Corp. (a)                                        8,852
                                                                                                                      -------------
                                                                                                                            836,707
                     --------------------------------------------------------------------------------------------------------------
                     Software - 2.3%                          26,300  BMC Software, Inc. (a)                                615,946
                                                               6,900  Borland Software Corp. (a)                             38,640
                                                              78,000  CA, Inc.                                            1,634,880
                                                             116,700  Microsoft Corp. (j)                                 2,804,301
                                                             103,100  Novell, Inc. (a)                                      669,119
                                                              29,600  TIBCO Software, Inc. (a)                              235,616
                                                                                                                      -------------
                                                                                                                          5,998,502
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.0%                     200  Best Buy Co., Inc.                                      9,068
                                                                 500  Circuit City Stores, Inc.                              12,250
                                                                 500  Limited Brands                                         12,580
                                                                 300  Office Depot, Inc. (a)                                 10,815
                                                                 400  Staples, Inc.                                           8,648
                                                                                                                      -------------
                                                                                                                             53,361
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury               41,200  Unifi, Inc. (a)                                       117,008
                     Goods - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage                        8,475  Fannie Mae                                            406,037
                     Finance - 0.3%                            6,640  Washington Mutual, Inc.                               296,808
                                                                                                                      -------------
                                                                                                                            702,845
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.4%                           28,400  Alliance One International, Inc.                      111,612
                                                              10,000  Altria Group, Inc.                                    799,700
                                                                 300  Loews Corp. - Carolina Group                           17,214
                                                                 100  Reynolds American, Inc.                                12,678
                                                                                                                      -------------
                                                                                                                            941,204
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                              Shares
                     Industry                                   Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Transportation                           46,000  Macquarie Infrastructure Co. Trust              $   1,179,900
                     Infrastructure - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication               14,500  Alltel Corp.                                          799,965
                     Services - 0.7%                          56,500  Sprint Nextel Corp.                                 1,118,700
                                                                                                                      -------------
                                                                                                                          1,918,665
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States           97,156,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $209,954,431) - 86.1%                     221,888,364
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Exchange Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                              40,600  Consumer Staples Select Sector SPDR Fund              997,542
                                                              40,900  Health Care Select Sector SPDR Fund                 1,303,483
                                                              16,600  iShares Dow Jones US Telecommunications Sector
                                                                      Index Fund                                            434,754
                                                              45,600  iShares MSCI South Korea Index Fund                 2,053,824
                                                               4,900  Telecom HOLDRs Trust                                  152,243
                                                              55,600  Utilities Select Sector SPDR Fund                   1,881,504
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Exchange Traded Funds
                                                                      (Cost- $6,654,631 ) - 2.6%                          6,823,350
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                             441,600  Vietnam Enterprise Investments Ltd. - C Shares
                                                                      (a)                                                   425,244
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Mutual Funds
                                                                      (Cost - $446,016) - 0.2%                              425,244
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United               Thrifts & Mortgage                            5  Fannie Mae Series 2004-1, 5.375% (c)                  462,982
States - 0.2%        Finance - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Preferred Stocks
                                                                      (Cost - $460,000) - 0.2%                              462,982
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Warrants (e)
-----------------------------------------------------------------------------------------------------------------------------------
United               Capital Markets - 0.0%                  150,316  Deutsche Bank AG (expires 9/15/2006)                   33,678
Kingdom - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Warrants (Cost - $73,654) - 0.0%                 33,678
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Face
                                                              Amount  Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%        Metals & Mining - 0.0%              USD  30,000  Bema Gold Corp., 3.25% due 2/25/2011 (c)               37,379
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Canada                        37,379
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.2%         Industrial Conglomerates - 0.2%         445,000  Beijing Enterprises Investment Ltd., 0% due
                                                                      12/21/2010 (c)(g)                                     471,700
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in China                        471,700
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%     Real Estate Management &                200,000  Hongkong Land CB 2005 Ltd., 2.75% due
                     Development - 0.1%                               12/21/2012 (c)                                        227,500
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Hong Kong                    227,500
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.8%         Automobiles - 0.4%                      125,000  Tata Motors Ltd., 0% due 4/27/2009 (c)(g)             143,750
                                                             755,000  Tata Motors Ltd., Series 2, 1% due 4/27/2011
                                                                      (c)                                                   841,825
                                                                                                                      -------------
                                                                                                                            985,575
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Face
Country              Industry                                 Amount  Corporate Bonds                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                        USD 450,000  Zee Telefilms Ltd., 0.50% due 4/29/2009 (c)     $     515,993
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.0%                  100,000  Gujarat NRE Coke Ltd., 0% due 4/12/2011 (c)(g)         87,000
                     --------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage                      400,000  Housing Development Finance Corp.,
                     Finance - 0.2%                                   0% due 9/27/2010 (c)(g)                               424,604
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in India                      2,013,172
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.3%      Diversified Financial                   300,000  Feringghi Capital Ltd., 0% due 12/22/2009
                     Services - 0.1%                                  (c)(g)                                                310,875
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%               125,000  TNB Capital (L) Ltd., 2.625% due 11/20/2007
                                                                      (c)                                                   143,750
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                     40,000  IOI Investment Bhd, 0% due 9/18/2009 (c)(g)            59,726
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.1%                  200,000  YTL Power Finance Cayman Ltd.,
                                                                      0% due 5/09/2010 (c)(g)                               209,500
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Malaysia                     723,851
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%     Industrial Conglomerates - 0.0%          80,000  Noble Group Ltd., 0.90% due 4/20/2009 (c)              82,100
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Singapore                     82,100
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.1%        Construction Materials - 0.1%           200,000  Taiwan Cement Corp., 0% due 3/03/2009 (c)(g)          250,527
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                         20,000  Shin Kong Financial Holding Co. Ltd., 0% due
                                                                      6/17/2009 (c)(g)                                       21,500
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in Taiwan                       272,027
-----------------------------------------------------------------------------------------------------------------------------------
United               Biotechnology - 0.1%                     90,000  Cell Genesys, Inc., 3.125% due 11/01/2011 (c)          68,625
States - 0.3%                                                 50,000  Nabi Biopharmaceuticals, 2.875% due 4/15/2025
                                                                      (c)                                                    40,813
                                                                                                                      -------------
                                                                                                                            109,438
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers              90,000  Calpine Corp., 8.75% due 7/15/2013 (d)(f)              86,850
                     & Energy Traders - 0.0%
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                   480,000  McMoRan Exploration Co., 5.25% due 10/06/2011
                     Fuels - 0.2%                                     (c)                                                   601,800
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds in the United States            798,088
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Corporate Bonds
                                                                      (Cost - $4,482,269) - 1.8%                          4,625,817
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%                                             1,500,000  Goldman Sachs & Co. (DAX Linked Notes), 0% due
                                                                      10/19/2007                                          1,405,707
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Structured Notes in Germany                   1,405,707
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 2.2%                                               1,800,000  Goldman Sachs & Co. (TOPIX Linked Notes), 0%
                                                                      due 7/30/2007                                       1,966,457
                                                           1,800,000  Goldman Sachs & Co. (TOPIX Linked Notes), 0%
                                                                      due 8/03/2007                                       1,918,355
                                                           1,000,000  Goldman Sachs & Co. (TOPIX Linked Notes), 0%
                                                                      due 2/16/2008                                         909,711
                                                             807,000  Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                      Series B, 0% due 1/31/2007                            811,454
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Structured Notes in Japan                     5,605,977
-----------------------------------------------------------------------------------------------------------------------------------
United                                                     4,000,000  Goldman Sachs & Company, 0% due 1/28/2008           3,861,884
States - 3.0%                                              3,785,000  Morgan Stanley, 0% due 6/04/2007                    3,917,097
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Structured Notes in the United States         7,778,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Structured Notes
                                                                      (Cost - $14,692,000) - 5.7%                        14,790,665
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Fixed Income Securities
                                                                      (Cost $19,174,269) - 7.5%                          19,416,482
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Face
                                                              Amount  Short-Term Securities                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Time Deposits - 1.5%             USD  3,912,740  Brown Brothers Harriman & Co.,
                                                                      4.59% due 7/31/2006                             $   3,912,740
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD 12,749,964  Merrill Lynch Liquidity Series,
                                                                      LLC Cash Sweep Series I, 5.07%  (h)(i)             12,749,964
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $16,662,704) - 6.5%                        16,662,704
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Number of
                                                           Contracts   Options Purchased
                     --------------------------------------------------------------------------------------------------------------
                     Put Options Purchased - 0.0%                  8  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,250                                           11,520
                                                                  26  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,260                                           42,900
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Options Purchased
                                                                      (Premiums Paid - $81,262) - 0.0%                       54,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $253,506,967) - 103.1%                    265,767,224
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                     Call Options Written - (0.9%)               178  3Com Corp., expiring January 2007 at USD  5            (9,790)
                                                                  35  Andrx Corp., expiring January 2007 at USD 15          (32,550)
                                                                  64  Arch Coal, Inc., expiring January 2007 at
                                                                      USD 37.5                                              (40,320)
                                                                 157  BMC Software, Inc., expiring January 2007 at
                                                                      USD 20                                                (73,790)
                                                                  16  Bausch & Lomb, Inc., expiring October 2006 at
                                                                      USD 45                                                 (7,840)
                                                                  35  Bausch & Lomb, Inc., expiring January 2007 at
                                                                      USD 50                                                (13,650)
                                                                  35  Bausch & Lomb, Inc., expiring January 2008 at
                                                                      USD 45                                                (38,850)
                                                                  69  Borland Software Corp., expiring January 2007
                                                                      at USD  7.5                                            (2,070)
                                                                  30  CA, Inc., expiring January 2007 at USD 30                (300)
                                                                  26  CBS Corp. Class B, expiring January 2007 at
                                                                      USD 27.5                                               (4,810)
                                                                  51  Career Education Corp., expiring January 2007
                                                                      at USD 30                                             (14,535)
                                                                  60  Career Education Corp., expiring January 2007
                                                                      at USD 35                                              (6,600)
                                                                  27  Chicago Bridge & Iron Co. NV, expiring January
                                                                      2007 at USD 25                                         (6,885)
                                                                 104  Cirrus Logic, Inc., expiring January 2007 at
                                                                      USD  7.5                                               (8,840)
                                                                 169  Cisco Systems, Inc., expiring January 2007 at
                                                                      USD 17.5                                              (30,420)
                                                                  17  Comverse Technology, Inc., expiring January
                                                                      2007 at USD 25                                         (1,785)
                                                                 356  Corinthian Colleges, Inc., expiring January
                                                                      2007 at USD 12.5                                      (72,980)
                                                                  78  eBay, Inc., expiring January 2008 at USD 20           (58,500)
                                                                  72  eBay, Inc., expiring January 2008 at USD 25           (36,720)
                                                                 120  Extreme Networks, Inc., expiring January 2007
                                                                      at USD  5                                              (1,800)
                                                                  12  Fannie Mae, expiring January 2007 at USD 50            (3,480)
                                                                  57  Foundation Coal Holdings, Inc., expiring
                                                                      December 2006 at USD 50                                (7,695)
                                                                  25  Intel Corp., expiring January 2007 at USD 25             (250)
                                                                  88  Kerr-McGee Corp., expiring January 2007 at
                                                                      USD 50                                               (183,920)
                                                                 208  Knight Capital Group, Inc. Class A, expiring
                                                                      January 2007 at USD 10                               (143,520)

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                           Number of
                                                           Contracts  Options Written                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  62  Lexmark International, Inc. Class A, expiring
                                                                      January 2007 at USD 50                          $     (51,460)
                                                                  12  Massey Energy Co., expiring January 2007 at
                                                                      USD 35                                                 (1,380)
                                                                  48  Mattel, Inc., expiring January 2007 at USD 15         (17,280)
                                                                 200  McDermott International, Inc., expiring
                                                                      January 2007 at USD 23.333                           (696,000)
                                                                  23  McDermott International, Inc., expiring
                                                                      January 2007 at USD 26.666                            (69,690)
                                                                  19  McDermott International, Inc., expiring
                                                                      January 2007 at USD 36.666                            (33,060)
                                                                 201  McDonald's Corp., expiring January 2007 at
                                                                      USD 35                                                (52,260)
                                                                  11  Molson Coors Brewing Co. Class B, expiring
                                                                      January 2007 at USD 60                                (14,630)
                                                                 282  Motorola, Inc., expiring January 2007 at
                                                                      USD 22.5                                              (59,220)
                                                                 241  Motorola, Inc., expiring January 2008 at
                                                                      USD 20                                               (132,550)
                                                                  35  Murphy Oil Corp., expiring January 2007 at
                                                                      USD 50                                                (20,300)
                                                                  53  Norfolk Southern Corp., expiring January 2007
                                                                      at USD 40                                             (32,330)
                                                               1,001  Novell, Inc., expiring January 2007 at
                                                                      USD 7.5                                               (50,050)
                                                                  16  Panera Bread Co. Class A, expiring August 2006
                                                                      at USD 65                                                 (80)
                                                                  25  Panera Bread Co. Class A, expiring January
                                                                      2008 at USD 55                                        (23,250)
                                                                  68  Pfizer, Inc., expiring January 2007 at USD 25         (14,960)
                                                                  64  Pogo Producing Co., expiring January 2007 at
                                                                      USD 50                                                (11,200)
                                                                 251  Sprint Nextel Corp., expiring January 2008 at
                                                                      USD 22.5                                              (52,710)
                                                                 189  TIBCO Software, Inc., expiring January 2007 at
                                                                      USD  7.5                                              (23,625)
                                                                  45  Tellabs, Inc., expiring January 2007 at
                                                                      USD 12.5                                               (2,025)
                                                                  70  Tenet Healthcare Corp., expiring January 2007
                                                                      at USD  7.5                                            (2,100)
                                                                  30  Tyco International Ltd., expiring January 2007
                                                                      at USD 25                                              (7,650)
                                                                 142  Valeant Pharmaceuticals International,
                                                                      expiring January 2007 at USD 15                       (46,860)
                                                                  65  Vodafone Group Plc, expiring January 2007 at
                                                                      USD 20                                                (18,525)
                                                                  17  Wendy's International, Inc., expiring January
                                                                      2007 at USD 45                                        (27,710)
                                                                                                                      -------------
                                                                                                                         (2,262,805)
                     --------------------------------------------------------------------------------------------------------------
                     Put Options Written - (0.0%)                  4  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,175                                           (1,600)
                                                                  18  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,200                                          (10,800)
                                                                  10  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,210                                           (7,000)
                                                                   2  S&P 500 Index Option, expiring September 2006
                                                                      at USD 1,225                                           (1,860)
                                                                                                                      -------------
                                                                                                                            (21,260)
                     --------------------------------------------------------------------------------------------------------------
                                                                      Total Options Written
                                                                      (Premiums Received - $1,668,082 ) - (0.9%)         (2,284,065)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments, Net of Options Written
                                                                      (Cost - $251,838,885*) - 102.2%                   263,483,159

                                                                      Liabilities in Excess of Other Assets - (2.2%)     (5,624,177)
                                                                                                                      -------------
                                                                      Net Assets - 100.0%                             $ 257,858,982
                                                                                                                      =============

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, net of options written as of July 31, 2006 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 251,838,885
                                                                  =============
      Gross unrealized appreciation                               $  19,248,819
      Gross unrealized depreciation                                  (7,604,545)
                                                                  -------------
      Net unrealized appreciation                                 $  11,644,274
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Convertible security.
(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)   Represents a zero coupon bond.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                      $12,749,964          604,223
      --------------------------------------------------------------------------

(i)   Represents the current yield as of July 31, 2006.
(j) All or portion of security held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or a defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.
o     Financial futures contracts purchased as of July 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
      Number of                                                  Expiration            Face                Unrealized
      Contracts       Issue                    Exchange             Date              Value        Appreciation (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
          5         Dax Index 25 Euro       Euronext Paris      September 2006     $  870,673                       $  39,218
         109        DJ Euro Stoxx           Euronext Paris      September 2006      4,938,936                         200,802
         34         FTSE 100 Index          London              September 2006      3,623,322                         132,167
         16         S&P 500 Index           Chicago             September 2006      5,022,568                         104,632
         37         S&P TSE 60 Index        Montreal            September 2006      4,211,578                         170,479
         10         SPI 200 Index           Sydney              September 2006        936,629                          15,692
         45         Topix Index             Tokyo               September 2006      6,197,070                         (21,293)
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                           $ 641,697
                                                                                                                    =========

Merrill Lynch Global Equity Opportunities Fund
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

o Forward foreign exchange contracts sold as of July 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign                    Settlement                          Unrealized
      Currency Sold                 Date                           Depreciation
      -------------------------------------------------------------------------
      INR   7,979,300           August 2006                        $     (1,274)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts - Net
      (USD Commitment - $170,000)                                  $     (1,274)
                                                                   ============

o     Currency Abbreviations:

      INR    Indian Rupee
      USD    U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Equity Opportunities Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Equity Opportunities Fund, Inc.

Date: September 20, 2006